Note 1 - Basis of Presentation and General Information (Details Textual) - USD ($) $ in Thousands				3 Months Ended
	Feb. 28, 2018	Sep. 29, 2017	Apr. 06, 2017	Jun. 30, 2018	Mar. 31, 2017
Cash					$ 10,840
Restricted Cash and Cash Equivalents					7,570
Working Capital Surplus					170
Commitments and Vessel Sales, Draw-down Capacity					4,000
Kamsarmax Newbuilding Vessel [Member]
Accounts Payable					$ 22,500
Kamsarmax Newbuilding Vessel [Member] | Scenario, Forecast [Member]
Payments to Acquire Property, Plant, and Equipment	$ 2,250	$ 2,250		$ 15,750
Kamsarmax Newbuilding Vessel [Member] | Subsequent Event [Member]
Payments to Acquire Property, Plant, and Equipment			$ 2,250
Friends Investment Company Inc. [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners					29.10%